Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Property and equipment, net
Total	¥ 133,267	¥ 120,352
Less: Accumulated depreciation	(112,092)	(100,016)
Property and equipment, net	21,175	20,336		$ 3,245
Depreciation expenses	15,127	22,698	¥ 29,288
Computers and equipment
Property and equipment, net
Total	70,923	63,663
Leasehold improvement
Property and equipment, net
Total	50,363	45,498
Furniture and fixtures
Property and equipment, net
Total	11,753	10,963
Vehicle
Property and equipment, net
Total	¥ 228	¥ 228